UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2017

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value Opportunity Fund

REMSGroup

REAL ESTATE MANAGEMENT
SERVICES GROUP, LLC

For the six months ended June 30, 2017 (unaudited)

Semi-Annual Report

REMS GROUP FUNDS

REMS Real Estate Value-Opportunity Fund

REMS Real Estate Income 50/50 Fund

REMS International Real Estate Value-Opportunity Fund

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Holdings by Industry
As of June 30, 2017 (unaudited)

Common Stocks

40%
35%
30%
25%
20%
15%
10%
5%
0%
Percentage of Net Assets
Diversified/Other
Healthcare
Hotel
Residential
Office/Industrial
Retail
Exchange Traded Funds
Money Market
Industry

Preferred Stocks

8%
6%
4%
2%
0%
Percentage of Net Assets
Diversified/Other
Hotel
Mortgage REIT
Retail
Industry

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments
As of June 30, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	71.99%
	DIVERSIFIED/OTHER	25.55%
976,999	Colony Northstar Inc.		$ 13,765,916
46,500	Crown Castle International Corp.		4,658,370
1,091,000	iStar Financial Inc.(a)		13,135,640
650,500	Kennedy Wilson Holdings Inc. **		12,392,025
188,900	Rayonier, Inc.		5,434,653
1,509,100	VEREIT, Inc.		12,284,074
38,600	Vornado Realty Trust		3,624,540
			65,295,218
	HEALTHCARE	5.60%
691,400	Brookdale Senior Living Inc.(a)		10,170,494
129,600	HCP Inc.		4,142,016
			14,312,510
	HOTEL	8.09%
1,604,800	Felcor Lodging Trust Inc.		11,570,608
491,900	Hersha Hospitality Trust		9,105,069
			20,675,677
	RESIDENTIAL	4.54%
402,600	Five Point Holdings, LLC(a)		5,942,376
234,391	William Lyon Homes(a)		5,658,199
			11,600,575
	OFFICE/INDUSTRIAL	19.74%
602,000	Brandywine Realty Trust		10,553,060
12,800	City Office REIT Inc.		162,560
940,700	Cousins Property		8,268,753
518,700	Empire State Realty Trust Inc. "A"		10,773,399
251,200	Liberty Property Trust		10,226,352
1,210,400	New York REIT, Inc.		10,457,856
			50,441,980
	RETAIL	8.47%
348,600	Brixmor Property Group, Inc.		6,232,968
269,900	Kite Realty Group Trust		5,109,207
1,229,200	Washington Prime Group		10,288,404
			21,630,579
	TOTAL COMMON STOCKS
	(Cost: $166,457,440)		183,956,539

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments
As of June 30, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	16.01%
	DIVERSIFIED/OTHER	4.55%
357,651	iStar Financial Inc., Series I, 7.500%		$ 8,851,862
103,950	Vereit, Inc., Series F, 6.750%		2,764,031
			11,615,893
	HOTEL	3.01%
275,500	Felcor Lodging Trust Inc., Series A, 1.950%		7,686,450
	MORTGAGE REIT	6.73%
326,685	Colony Northstar Inc. - Series H, 7.125%		8,412,139
365,500	Resource Capital Corp., Series B, 8.250%		8,786,620
			17,198,759
	RETAIL	1.72%
189,600	CBL & Associates Properties, Inc., Series D, 7.375%		4,410,096
	TOTAL PREFERRED STOCKS
	(Cost: $34,149,927)		40,911,198

	EXCHANGE TRADED FUNDS	1.06%
	DIVERSIFIED/OTHER	1.06%
83,900	Real Estate Select Sector SPDR
	(Cost: $7,940,436)		2,701,580
	TOTAL LONG POSITIONS
	(Cost: $208,547,803)	89.06%	227,569,317

	MONEY MARKET	10.65%
27,205,357	Money Market Fiduciary, 0.00274%*
	(Cost: $27,205,357 )		27,205,357
	NET INVESTMENTS IN SECURITIES
	(Cost: $235,753,160)	99.71%	254,774,674
	Other assets, net of liabilities	0.29%	753,709
	NET ASSETS	100.00%	$255,528,383

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of June 30, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	SECURITIES SOLD SHORT
	COMMON STOCK	(2.20)%
	RETAIL	(2.20)%
(216,500)	Tanger Factory OutletCenter		$ (5,624,670)
	TOTAL COMMON STOCKS SOLD SHORT
	(Premiums received: $(5,782,881))		$ (5,624,670)

*	Effective 7 day yield as of June 30, 2017.
**	All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $9,403,080.
(a)	Non-income producing.
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
Portfolio Holdings by Industry
As of June 30, 2017 (unaudited)

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of June 30, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	48.38%
	DIVERSIFIED/OTHER	19.60%
202,500	CatchMark Timber Trust Inc.	$ 2,302,425
291,300	Colony Northstar, Inc.(a)		4,104,417
27,600	Crown Castle International Corp.		2,764,968
109,000	Outfront Media Inc.		2,520,080
489,900	Vereit, Inc.		3,987,786
			15,679,676
	HEALTHCARE	1.73%
43,300	HCP, Inc.		1,383,868
	HOTEL	5.70%
158,546	Hersha Hospitality Trust		2,934,686
89,100	Host Hotels & Resorts Inc.		1,627,857
			4,562,543
	OFFICE/INDUSTRIAL	10.28%
152,300	Brandywine Realty Trust(a)		2,669,819
186,593	City Office REIT		2,369,731
78,300	Liberty Property Trust		3,187,593
			8,227,143
	RETAIL	11.07%
99,900	Brixmor Property Group, Inc.		1,786,212
104,800	Kite Realty Group		1,983,864
152,500	Ramco-Gershenson Properties Trust(a)		1,967,250
373,100	Washington Prime Group(a)		3,122,847
			8,860,173
	TOTAL COMMON STOCKS
	(Cost: $33,541,940)		38,713,403

	PREFERRED STOCK	49.09%
	CONVERTIBLE PREFERRED	3.03%
58,000	Felcor Lodging Trust, Inc., Series A, 1.95%		1,618,200
15,100	Ramco-Gershenson Properties Trust, Series D, 7.250%		807,850
			2,426,050

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of June 30, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	DIVERSIFIED/OTHER	9.86%
31,000	Colony Northstar, Inc., Series G, 7.500%	$ 821,810
40,700	Digital Realty Trust, Series G, 5.875%		1,040,699
17,500	DuPont Fabros Technology, Series C, 6.625%		475,633
41,500	ISTAR Financial Inc., Series D, 8.000%		1,048,290
46,700	ISTAR Financial Inc., Series I, 7.500%		1,155,825
30,200	Public Storage, Series A, 5.875%		815,400
45,800	Vereit, Inc., Series F, 6.700%		1,217,822
51,900	Vornado Realty Trust, Series L, 5.400%		1,313,070
			7,888,549
	HEALTHCARE	1.56%
48,800	Sabra Health Care Reit, Inc., Series A, 7.125%		1,248,792
	HOTEL	3.72%
31,800	Hersha Hospitality Trust, Series C, 6.875%		810,582
20,000	Hersha Hospitality Trust, Series D, 6.500%		504,000
39,400	LaSalle Hotel Properties, Series I, 6.375%		993,274
26,130	Sunstone Hotel Investors, Series F, 6.450%		670,235
			2,978,091
	INDUSTRIAL	4.63%
31,500	Monmouth Real Estate Investment Corp.,
	Series C, 6.125%		811,125
18,900	PS Business Parks, Inc., Series T, 6.000%		476,280
44,600	PS Business Parks, Inc., Series U, 5.750%		1,122,582
51,200	Rexford Industrial Realty, Series A, 5.875%		1,289,728
			3,699,715
	MORTGAGE REIT	3.30%
34,200	Annaly Capital Management, Series C, 7.625%		881,676
18,300	Annaly Capital Management, Series D, 7.500%		466,467
53,919	Resource Capital Corp., Series B, 8.250%		1,296,213
			2,644,356
	RESIDENTIAL	4.73%
32,600	American Homes 4 Rent, Series D, 6.500%		844,014
17,000	American Homes 4 Rent, Series E, 6.350%		439,280
31,100	Equity Lifestyle Properties, Series C, 6.750%		791,495
33,000	Sun Communities Inc., Series A, 7.125%		833,250
31,900	UMH Properties, Inc., Series B, 8.000%		877,250
			3,785,289

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of June 30, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	OFFICE	4.76%
31,700	Boston Properties, Inc., Series B, 5.250%		$ 820,079
40,000	City Office REIT, Series A, 6.625%		1,010,400
47,300	Kilroy Realty Corp., Series H, 6.375%		1,201,420
30,800	SL Green Realty Corp., Series I, 6.500%		777,084
			3,808,983
	RETAIL	13.50%
39,400	CBL & Associates Properties, Inc., Series D, 7.375%		916,444
20,100	CBL & Associates Properties, Inc., Series E, 6.625%		467,325
18,415	Developers Diversified Realty Corp., Series J, 6.500%		461,664
33,140	Developers Diversified Realty Corp., Series K, 6.250%		831,151
31,100	Entertainment Property Trust, Series F, 6.625%		790,873
31,400	General Growth Properties, Inc., Series A, 6.375%		799,444
31,700	Penn Real Estate Investment, Series C, 7.200%		847,975
41,200	Regency Centers Corp., Series G, 6.000%		1,047,716
32,100	Saul Centers, Inc., Series C, 6.875%		824,328
44,500	Taubman Centers Inc., Series K, 6.250%		1,127,630
47,750	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,225,742
56,800	Washington Prime Group, Series I, 6.875%		1,458,624
			10,798,916
	TOTAL PREFERRED STOCKS
	(Cost: $40,036,613 )		39,278,741
	TOTAL LONG POSITIONS
	(Cost: $73,578,553)	97.47%	77,992,144
	MONEY MARKET	1.66%
	Money Market Fiduciary, 0.00274% *
1,329,498	(Cost: $1,329,498)		1,329,498
	NET INVESTMENTS IN SECURITIES
	(Cost: $74,908,051)	99.13%	79,321,642
	Other assets net of liabilities	0.87%	695,013
	NET ASSETS	100.00%	$ 80,016,655

*	Effective 7 day yield as of June 30, 2017
(a)	All or a portion of position is segregated under the leverage agreement with ConvergEx Group. The segregated market value is $9,156,319.
See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Holdings by Country
As of June 30, 2017 (unaudited)

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of June 30, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	81.26%
	Diversified	17.63%
132,900	Kennedy Wilson Europe Real Estate PLC	$ 1,921,321
154,500	Land Securities Group PLC		2,038,402
663,700	Swire Properties Ltd.		2,188,956
152,600	Wharf Holdings Ltd.		1,264,582
157,100	Wheelock & Co. Ltd.		1,185,167
			8,598,428
	Hotel	8.92%
171,000	Belmond Ltd.*(a)		2,274,300
125,400	Hispania Activos Immobiliarios SOCIMI SA		2,073,290
			4,347,590
	Office/Industrial	22.98%
87,700	Axiare Patrimonio SOCIMI, S.A.		1,498,563
60,979	CA Immobilien Anlagen AG		1,487,734
1,382,400	Corporacion Immobiliaria Vesta SAB		2,043,650
1,251,745	Cromwell Property Group		913,963
61,200	Derwent London Plc		2,115,457
704,800	Global Logistic Properties Limited		1,464,067
90,200	Mitsubishi Estate Company		1,678,895
			11,202,329
	Residential	15.45%
41,100	BUWOG AG		1,180,891
1,408,600	Gateway Lifestyle Holdings Pty Ltd.		2,111,114
1,338,600	Irish Residential Properties		2,079,379
54,500	Vonovia SE		2,164,126
			7,535,510
	Retail	16.28%
2,990,114	Capital & Regional PLC		2,190,595
321,900	Hysan Development Co. Ltd.		1,535,802
1,290,100	Shopping Centres Australasia Property Group		2,171,485
41,600	Wereldhave NV		2,039,849
			7,937,731
	TOTAL COMMON STOCK
	(Cost: $37,461,330)		39,621,588

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of June 30, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	3.96%
	REAL ESTATE	3.96%
32,500	SPDR Dow Jones International Real Estate *(a)		$ 1,238,250
12,300	Vanguard Global ex-U.S. Real Estate ETF		691,875
	(Cost: $1,900,535 )		1,930,125
	MONEY MARKET	15.80%
7,703,984	Money Market Fiduciary, 0.00274%** ***
	(Cost: $7,703,984)		7,703,984
	NET INVESTMENTS IN SECURITIES
	(Cost: $47,065,849)	101.02%	49,255,697
	Liabilities in excess of other assets	(1.02)%	(497,432)
	NET ASSETS	100.00%	$ 48,758,265

	SECURITIES SOLD SHORT

	EXCHANGE TRADED FUNDS	(0.85)%
	REAL ESTATE	(0.85)%
(55,200)	Hammerson		$ (413,029)
	TOTAL SECURITIES SOLD SHORT
	(Premiums received: ($415,037))	(0.85)%	$ (413,029)

*	Non-income producing
**	Effective 7 day yield as of June 30, 2017.
***
The Fund invests a significant amount (15.80% as of June 30, 2017) in UMB's Money Market Fiduciary. UMB's Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

(a)	All or a portion of position is segregated under leverage agreement with ConvergEx Group. The segregated market value is $1,939,600.
See Notes to Financial Statements

REMS GROUP FUNDS

Statements of Assets & Liabilities
June 30, 2017 (unaudited)

			REMS
			International
	REMS Real		Real Estate
	Estate Value-	REMS Real	Value-
	Opportunity	Estate Income	Opportunity
	Fund	50/50 Fund	Fund
ASSETS
Investments at value (identified cost of
$235,753,160, $74,908,051 and
$47,065,849 respectively) (Note 1)	$254,774,674	$79,321,642	$49,255,697
Deposits with brokers for securities sold short	5,597,451	—	833,567
Receivable for investments sold	—	399,573	—
Receivable for capital stock sold	150,354	10,318	391,295
Dividends and interest receivable	1,225,213	505,189	136,510
Tax reclaim receivable	—	—	18,398
Due from advisor	—	—	2,933
Prepaid expenses	89,518	31,662	17,108
TOTAL ASSETS	261,837,210	80,268,384	50,655,508
LIABILITIES
Securities sold short at fair value (identified
proceeds $5,782,881, $ - , and $415,037)
(Notes 1 and 9)	5,624,670	—	413,030
Liabilities in excess of bank balance	—	—	554,564
Foreign currency sold short at fair value
(identified proceeds $430,538)	—	—	433,060
Unrealized loss on foreign spot contracts	—	—	27
Payable for securities purchased	153,546	164,401	488,066
Payable for capital stock redeemed	290,266	63,975	—
Accrued interest payable	9,188	1	—
Accrued investment advisory fees	192,500	3,953	—
Accrued 12b-1 fees	865	2,409	—
Accrued administration, transfer agent and
accounting fees	7,248	3,434	—
Accrued custody fees	—	—	3,059
Other accrued expenses	30,544	13,556	5,437
TOTAL LIABILITIES	6,308,827	251,729	1,897,243
NET ASSETS	$255,528,383	$80,016,655	$48,758,265
Net Assets Consist of:
Paid-in-capital	$221,457,057	$74,325,079	$46,145,235
Accumulated net investment income (loss)	(1,469)	(3,163)	692,561
Accumulated net realized gain (loss) on
investments and securities sold short	14,893,070	1,281,148	(271,962)
Net unrealized appreciation (depreciation) of
investments and securities sold short	19,179,725	4,413,591	2,192,431
Net Assets	$255,528,383	$80,016,655	$48,758,265

See Notes to Financial Statements

REMS GROUP FUNDS

Statements of Assets & Liabilities
June 30, 2017 (unaudited) — (Continued)

				REMS
				International
	REMS Real			Real Estate
	Estate Value-	REMS Real		Value-
	Opportunity	Estate Income		Opportunity
	Fund	50/50 Fund		Fund
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Institutional Class *
Net Assets	$235,442,984	$77,604,457		$48,738,265
Shares Outstanding (unlimited number of shares
authorized without par value)	15,746,846	6,262,234		4,443,482
Net Asset Value and Offering Price Per Share	$14.95	$12.39	(A)	$10.97
Platform Class
Net Assets	$20,085,399	$2,412,197		N/A
Shares Outstanding (unlimited number of shares
authorized without par value)	1,357,252	196,966		N/A
Net Asset Value and Offering Price Per Share	$14.80	$12.25	(A)	N/A

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
(A)	Certain redemptions made within 90 days of purchase may include a 2% redemption fee.
See Notes to Financial Statements

REMS GROUP FUNDS

Statements of Operations
For the six months ended June 30, 2017 (unaudited)

			REMS
			International
	REMS Real		Real Estate
	Estate Value-	REMS Real	Value-
	Opportunity	Estate Income	Opportunity
	Fund	50/50 Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $ —, $ —
and $53,795, respectively)	$5,541,905	$2,734,263	$551,792
Interest	1,772	63	192
Total investment income	5,543,677	2,734,326	551,984
EXPENSES
Investment advisory fees (Note 2)	1,353,367	219,207	141,644
12b-1 fees, Platform Class (Note 2)	28,391	3,038	—
Recordkeeping and administrative services (Note 2)	30,146	4,568	—
Accounting fees (Note 2)	31,951	9,369	6,391
Custodian fees	13,435	5,413	12,788
Transfer agent fees (Note 2)	30,529	12,800	—
Professional fees	47,493	14,991	4,304
Filing and registration fees	38,761	15,291	4,979
Trustee fees	6,484	2,172	514
Compliance fees	8,279	2,786	685
Shareholder reporting	17,466	10,345	5,182
Shareholder servicing (Note 2)	136,715	41,761	7,987
Interest expense	23,309	3,776	884
Other	25,015	10,657	4,059
Total expenses	1,791,341	356,174	189,417
Advisory fee waivers and reimbursed
expenses (Note 2)	(47,931)	(42,469)	(153,123)
Net Expenses	1,743,410	313,705	36,294
Net investment income (loss)	3,800,267	2,420,621	515,690
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	8,245,086	517,570	51,941
Net realized gain (loss) on short positions	(56,015)	—	(9,866)
Net realized gain (loss) on foreign
currency transactions	—	—	2,048
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	(11,992,974)	1,485,740	2,843,288
Net increase (decrease) in unrealized appreciation
(depreciation) of securities sold short	(33,348)	—	2,008
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currency transactions	—	—	1,035
Net realized and unrealized gain (loss) on
investments and securities sold short	(3,837,251)	2,003,310	2,890,454
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS	$(36,984)	$4,423,931	$3,406,144

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets

	REMS Real Estate		REMS Real Estate
	Value-Opportunity Fund		Income 50/50 Fund
	For the six	For the	For the six	For the
	months ended	Year ended	months ended	Year ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(unaudited)	2016	(unaudited)	2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,800,267	$2,960,108	$2,420,621	$3,692,666
Net realized gain (loss) on investments,
securities sold short and foreign
currency transactions	8,189,071	47,605,079	517,570	9,088,879
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments, securities sold short
and foreign currency transactions	(12,026,321)	(17,484,364)	1,485,740	(3,201,073)
Increase (decrease) in net assets from
operations	(36,983)	33,080,823	4,423,931	9,580,472
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(3,514,006)	(2,799,116)	(2,358,838)	(3,607,478)
Platform Class	(287,730)	(160,992)	(64,947)	(85,188)
Net realized gain
Institutional Class	—	(38,229,206)	—	(8,202,608)
Platform Class	—	(3,376,648)	—	(234,662)
Decrease in net assets
from distributions	(3,801,736)	(44,565,962)	(2,423,785)	(12,129,936)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	31,419,795	79,554,771	9,861,545	11,389,217
Platform Class	2,228,644	5,291,835	43,850	89,078
Distributions reinvested
Institutional Class	2,654,269	30,519,195	1,901,728	8,157,626
Platform Class	263,192	3,324,226	62,404	305,546
Shares redeemed
Institutional Class	(54,955,572)	(196,429,095)	(22,851,881)	(28,916,029)
Platform Class	(7,119,951)	(18,958,357)	(168,214)	(270,620)
Increase (decrease) in net assets from
capital stock transactions	(25,509,623)	(96,697,425)	(11,150,568)	(9,245,182)
NET ASSETS
Increase (decrease) during period	(29,348,342)	(108,182,564)	(9,150,422)	(11,794,646)
Beginning of period	284,876,725	393,059,289	92,135,198	103,929,844

End of period**	$255,528,383	$284,876,725	$82,984,776	$92,135,198
** Includes undistributed net
investment income (loss) of:	$(1,469)	$—	$(3,163)	$—

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets (Continued)

	REMS International
	Real Estate Value-
	Opportunity Fund*
	For the six	For the
	months ended	Year ended
	June 30, 2017	December 31,
	(unaudited)	2016
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$515,690	$318,477
Net realized gain (loss) on investments, securities sold short and
foreign currency transactions	44,123	(312,120)
Net increase (decrease) in unrealized appreciation (depreciation) of
investments, securities sold short and foreign currency transactions	2,846,331	(206,651)
Increase (decrease) in net assets from operations	3,406,144	(200,294)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	—	(142,222)
Platform Class	—	—
Net realized gain
Institutional Class	—	—
Platform Class	—	—
Decrease in net assets from distributions	—	(142,222)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	28,680,121	12,266,307
Platform Class	—	—
Distributions reinvested
Institutional Class	—	93,781
Platform Class	—	—
Shares redeemed
Institutional Class	(3,664,223)	(440,825)
Platform Class	—	—
Increase (decrease) in net assets from capital stock transactions	25,015,898	11,919,263
NET ASSETS
Increase (decrease) during period	28,422,042	11,576,747
Beginning of period	20,336,223	8,759,476
End of period**	$48,758,265	$20,336,223
**Includes undistributed net investment income (loss) of:	$692,561	$174,823

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Statements of Cash Flows
June 30, 2017 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(36,983)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(46,743,291)
Proceeds from disposition of investment securities	62,675,007
Proceeds from short sales	14,182,808
Closed short transactions	(13,507,392)
Decrease (increase) in deposits with brokers for securities sold short	(910,727)
Sale of short term securities, net	5,347,932
Decrease (increase) in receivables for securities sold	6,287,329
Decrease (increase) in dividends and interest receivable	62,906
Decrease (increase) in prepaid assets	(31,568)
Increase (decrease) in payable for securities purchased	1,767,433
Increase (decrease) in interest payable	3,850
Increase (decrease) in accrued management fees	(30,978)
Increase (decrease) in other accrued expense	10,414
Unrealized appreciation on investments and securities sold short	12,026,321
Net realized gain from investments	(11,723,937)
Net cash provided by operating activities	29,379,124
Cash flows from financing activities:
Proceeds from shares sold	34,396,427
Payments on shares redeemed	(62,891,276)
Cash distributions paid	(884,275)
Net cash used in financing activities	(29,379,124)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of
dividend distributions	$2,917,461
Cash financing activities not included herein consist of interest paid	$23,309

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class Shares(1)
	Six months
	ended		Years ended December 31,
	June 30, 2017
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning
of period	$15.17		$16.01	$17.79	$15.53	$14.24	$11.38
Investment activities
Net investment income (loss)	0.21		0.14	0.11	0.11	0.12	0.09
Net realized and
unrealized gain (loss)
on investments	(0.22)		1.44	(0.27)	2.74	1.97	3.21
Total from investment
activities	(0.01)		1.58	(0.16)	2.85	2.09	3.30
Distributions
Net investment income	(0.21)		(0.15)	(0.11)	(0.12)	(0.11)	(0.09)
Realized gains	—		(2.27)	(1.51)	(0.47)	(0.69)	—
Return of capital	—		—	—	—	—	(0.35)
Total distributions	(0.21)		(2.42)	(1.62)	(0.59)	(0.80)	(0.44)
Net asset value, end
of period	$14.95		$15.17	$16.01	$17.79	$15.53	$14.24
Total Return	(0.03	%)**	9.89%	(0.95%)	18.48%	14.75%	29.29%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.31	%*	1.40%	1.41%	1.36%	1.45%	1.74%
Expenses, net of fees paid
indirectly/before waiver
or recovery	1.31	%*	1.40%	1.41%	1.36%	1.44%	1.70%
Expenses, net of fees paid
indirectly and waiver
or recovery	1.27	%*	1.39%	1.41%	1.36%	1.44%	1.70%
Net investment income	2.79	%*	0.86%	0.63%	0.67%	0.75%	0.69%
Portfolio turnover rate	19.87	%**	34.05%	50.77%	42.46%	40.88%	43.19%
Net assets, end of
period (000's)	$235,443		$259,803	$356,188	$418,902	$288,683	$153,557

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
*	Annualized
**	Not annualized
See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights (Continued)
Selected per Share Data Throughout each Year

	Platform Class Shares(1)
	Six months
	ended		Years ended December 31,
	June 30, 2017
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning
of period	$15.01		$15.86	$17.64	$15.40	$14.13	$11.29
Investment activities
Net investment income	0.19		0.10	0.07	0.07	0.08	0.06
Net realized and
unrealized gain on
investments	1.42		1.42	(0.27)	2.71	1.95	3.18
Total from investment
activities	1.61		1.52	(0.20)	2.78	2.03	3.24
Distributions
Net investment income	(0.19)		(0.10)	(0.07)	(0.09)	(0.07)	(0.05)
Realized gains	—		(2.27)	(1.51)	(0.45)	(0.69)	—
Return of capital	—		—	—	—	—	(0.35)
Total distributions	(0.19)		(2.37)	(1.58)	(0.54)	(0.76)	(0.40)
Net asset value, end
of period	$14.80		$15.01	$15.86	$17.64	$15.40	$14.13
Total Return	(0.10	%)**	9.62%	(1.22%)	18.17%	14.42%	28.98%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.56	%*	1.65%	1.66%	1.61%	1.70%	1.99%
Expenses, net of fees paid
indirectly/before waiver
or recovery	1.56	%*	1.65%	1.66%	1.61%	1.69%	1.95%
Expenses, net of fees paid
indirectly and waiver
or recovery	1.52	%*	1.64%	1.66%	1.61%	1.69%	1.95%
Net investment income	2.54	%*	0.61%	0.38%	0.42%	0.50%	0.44%
Portfolio turnover rate	19.87	%**	34.05%	50.77%	42.46%	40.88%	43.19%
Net assets, end of
period (000's)	$20,085		$25,074	$36,871	$38,509	$34,637	$4,163

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
*	Annualized
**	Not annualized
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights (Continued)
Selected per Share Data Throughout each Period

			Institutional Class(B)
	Six months
	ended			Years ended December 31,
	June 30, 2017
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning
of period	$12.52		$13.02	$14.68	$12.54	$13.34	$11.86
Investment activities
Net investment
income (loss)(1)	0.34		0.69	0.43	0.44	0.51	0.54
Net realized and
unrealized gain (loss)
on investments	(0.12)		0.51	(0.04)	2.39	(0.32)	1.73
Total from investment
activities	0.22		1.20	0.39	2.83	0.19	2.27
Distributions
Net investment income	(0.35)		(0.48)	(0.46)	(0.45)	(0.50)	(0.53)
Net realized gain	—		(1.22)	(1.59)	(0.14)	(0.45)	(0.10)
Return of capital	—		—	—	(0.10)	(0.04)	(0.16)
Total distributions	(0.35)		(1.70)	(2.05)	(0.69)	(0.99)	(0.79)
Net asset value, end
of period	$12.39		$12.52	$13.02	$14.68	$12.54	$13.34
Total Return	1.75	%**	9.31%	2.69%	23.04%	1.34%	19.49%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.81	%*	0.77%	0.84%	0.85%	0.86%	0.96%
Expenses, net of fees paid
indirectly/ before waiver
or recovery	0.81	%*	0.77%	0.84%	0.85%	0.86%	0.96%
Expenses, net of fees paid
indirectly and waiver
or recovery	0.71	%*	0.71%	0.80%	0.80%	0.80%	0.81%
Net investment income (loss)	5.53	%*	5.13%	2.99%	3.23%	3.71%	4.20%
Portfolio turnover rate	16.45	%**	29.42%	26.89%	22.72%	39.75%	24.88%
Net assets, end of
period (000's)	$77,604		$89,635	$101,451	$137,969	$119,900	$117,268

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
*	Annualized
**	Not annualized
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights (Continued)
Selected per Share Data Throughout each Period

				Platform Class(B)
	Six months
	ended			Years ended December 31,
	June 30, 2017
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning
of period	$12.38		$12.89	$14.55	$12.43	$13.22	$11.76
Investment activities
Net investment
income (loss)(1)	0.32		0.65	0.39	0.41	0.46	0.49
Net realized and
unrealized gain (loss)
on investments	(0.12)		0.51	(0.04)	2.36	(0.31)	1.70
Total from investment
activities	0.20		1.16	0.35	2.77	0.15	2.19
Distributions
Net investment income	(0.33)		(0.45)	(0.42)	(0.41)	(0.45)	(0.49)
Net realized gain	—		(1.22)	(1.59)	(0.14)	(0.45)	(0.10)
Return of capital	—		—	—	(0.10)	(0.04)	(0.14)
Total distributions	(0.33)		(1.67)	(2.01)	(0.65)	(0.94)	(0.73)
Net asset value, end
of period	$12.25		$12.38	$12.89	$14.55	$12.43	$13.22
Total Return	1.63	%**	9.05%	2.46%	22.74%	1.03%	18.98%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.06	%*	1.02%	1.09%	1.10%	1.20%	1.31%
Expenses, net of fees paid
indirectly/ before waiver
or recovery	1.06	%*	1.02%	1.09%	1.10%	1.20%	1.31%
Expenses, net of fees paid
indirectly and waiver
or recovery	0.96	%*	0.96%	1.05%	1.05%	1.14%	1.16%
Net investment income	5.28	%*	4.88%	2.74%	2.98%	3.37%	3.85%
Portfolio turnover rate	16.45	%**	29.42%	26.89%	22.72%	39.75%	24.88%
Net assets, end of
period (000's)	$2,412		$2,500	$2,479	$2,488	$2,417	$2,259

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
(B)	The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the Platform Class shares effective November 15, 2013.
*	Annualized
**	Not annualized
See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Institutional Class Shares(A)
	Six months		Years ended		March 19,
	ended		December 31,		2014* through
	June 30, 2017				December 31,
	(unaudited)		2016	2015	2014
Net asset value, beginning of period	$9.48		$9.65	$10.07	$10.00
Investment activities
Net investment income(1)	0.19		0.28	0.19	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	1.30		(0.36)	(0.32)	0.06
Total from investment activities	1.49		(0.08)	(0.13)	0.11
Distributions
Net investment income	—		(0.09)	(0.15)	(0.04)
Realized gains	—		—	(0.14)	—
Total distributions	—		(0.09)	(0.29)	(0.04)
Net asset value, end of period	$10.97		$9.48	$9.65	$10.07
Total Return	15.72	%***	(0.88%)	(1.31%)	1.06	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.34	%**	1.56%	2.64%	3.33	%**
Expenses, net of management fee waivers and
reimbursements	0.26	%**	0.01%	0.00%	0.00	%**
Net investment income	3.64	%**	2.92%	1.91%	0.61	%**
Portfolio turnover rate	10.36	%***	40.15%	15.25%	1.47	%***
Net assets, end of period (000's)	$48,758		$20,336	$8,759	$4,037

*	Commencement of operations
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average shares outstanding throughout the period.
(A)	Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited)
Note 1 – Significant Accounting Policies
The REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the "Funds") are non-diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The REMS Real Estate Value-Opportunity Fund (“REMS Value”) was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.
The REMS Real Estate Income 50/50 Fund (“REMS 50/50”) was established in 1997 as a series of TWF. Effective August 21, 2008, REMS 50/50 Institutional Shares were re-designated as Investor Shares. Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved Real Estate Management Services Group, LLC (REMS”) to act as investment advisor to REMS 50/50, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to REMS 50/50. Effective January 1, 2011, the Investor Shares were re-named Institutional Shares. On April 4, 2011, shareholders approved the appointment of REMS as Advisor to REMS 50/50. Effective November 15, 2013, the REMS 50/50 A Shares were re-designated Platform Shares. On August 15, 2014, REMS 50/50 was reorganized from TWF into the Trust.
The REMS International Real Estate Value-Opportunity Fund (“REMS International”) commenced operations March 19, 2014 as a series of the Trust. Effective June 28, 2017, the REMS International Founders Shares were re-named Institutional Shares.
The REMS Value, REMS 50/50 and REMS International Funds currently offer Institutional, Platform and Z Shares. At June 30, 2017, there were no Z Shares outstanding for the Funds and there were no Platform Shares outstanding for REMS International.
The investment objective of each Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation
Each Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.
The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.
When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. Each Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
Each Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
REMS Value
Common Stocks	$183,956,539	—	—	$183,956,539
Preferred Stocks	40,911,198	—	—	40,911,198
Exchange Traded Funds	2,701,580	—	—	2,701,580
Money Market	27,205,357	—	—	27,205,357
	$254,774,674	$—	$—	$254,774,674
Securities Sold Short	$(5,624,670)	$—	$—	$(5,624,670)
REMS 50/50
Common Stocks	$38,713,403	$—	$—	$38,713,403
Preferred Stock	39,278,741	—	—	39,278,741
Money Market	1,329,498	—	—	1,329,498
	$79,321,642	$—	$—	$79,321,642
REMS International
Common Stocks	$39,621,588	$—	$—	$39,621,588
Exchange Traded Funds	1,238,250	—	—	1,238,250
Mutual Funds	691,875	—	—	691,875
Money Market	7,703,984	—	—	7,703,984
	$49,255,697	$—	$—	$49,255,265
Securities Sold Short	$(413,029)	$—	$—	$(413,029)

Refer to each Fund’s Schedule of Investments for a listing of the securities by type and industry.

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
There were no transfers into or out of any levels during the six months ended June 30, 2017 for any Fund. Each Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended June 30, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
REMS Value uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. REMS Value also borrows on margin for security purchases.
Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate REMS Value’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject REMS Value to concentration of credit risk with respect to the prime broker.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed each Fund’s tax positions for each of the open tax years (2014-2016) and expected to be taken in the 2017 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2017, there were no such reclassifications for any of the Funds.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.
Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
Real Estate Investment Trust Securities
The Funds have made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.
Derivatives
REMS International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the REMS International Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the REMS International Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.
REMS International follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. The REMS International Fund values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. Currently, the REMS Value and REMS International Funds engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of June 30, 2017, the value of securities sold short against collateral was as follows:
		Collateral	Segregated	Securities
	Securities	of Cash and	Cash of	Held of
Fund	Sold Short	Securities	Collateral	Collateral
REMS Value	$5,624,670	$9,403,080	$5,597,451	$15,000,531
REMS International	$413,029	$2,773,167	$833,567	$1,939,600

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the six months ended June 30, 2017, short debit fees associated with such transactions were $23,309 and $884 for REMS Value and REMS International, respectively.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Pursuant to Investment Advisory Agreements, the Advisor, REMS, provides investment advisory services for an annual fee on the average daily net assets of the Funds.
The Advisor received, waived and reimbursed expenses for the six months ended June 30, 2017 for the Funds as follows:
		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
REMS Value	1.00%	$1,353,367	$47,931	$—
REMS 50/50	0.50%	219,207	42,469	—
REMS International	1.00%	141,644	141,644	11,479

REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Funds do not exceed 1.25%, 0.70% and 0.25% of REMS Value, REMS 50/50 and REMS International, respectively, average daily net assets until April 30, 2028 for REMS Value and REMS 50/50 and December 31, 2017 for REMS International. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to REMS Value and REMS 50/50 during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by REMS Value and REMS 50/50 with the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The Advisor will have no opportunity to recoup the REMS International waivers and expense reimbursements at any time in the future.

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
The total amount of recoverable reimbursements as of June 30, 2017 and expiration dates are as follows:
Recoverable Reimbursements and Expiration Dates
Fund	2017	2018	2019	2020	Total
REMS Value	$—	$—	$29,628	$47,931	$77,559
REMS 50/50	66,288	46,006	68,549	42,469	233,312

The Board has adopted a Distribution Plan for each Fund's Platform Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.
For the six months ended June 30, 2017, the following fees under the Plan were incurred:
Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$ 28,391
REMS 50/50	Platform	12b-1	3,038

Each of the Funds has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions;

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
and 8) furnishing investment advisory services. For the six months ended June 30, 2017, shareholder service fees of $136,715, $41,761 and $7,987 were incurred for REMS Value, REMS 50/50 and REMS International, respectively.
First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the six months ended June 30, 2017, FDCC received $12,000, $3,000 and $– for services relating to distribution from REMS Value, REMS 50/50 and REMS International, respectively.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator and transfer and dividend disbursing agent and REMS Value’s and REMS 50/50’s pricing agent. For the six months ended June 30, 2017, the following fees were earned:
Transfer
Fund	Administration	Agent	Accounting
REMS Value	$ 30,146	$ 30,529	$ 31,951
REMS 50/50	4,568	12,800	9,369
REMS International	—	—	N/A

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM , serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2017 were as follows:
Fund	Purchases	Sales
REMS Value	$ 46,743,291	$ 62,675,007
REMS 50/50	14,267,879	25,256,345
REMS International	23,462,834	2,646,161

These amounts do not include the following:
	Proceeds from	Sales of short
Fund	short sales	securities
REMS Value	$ 14,182,808	$ 13,507,392
REMS International	831,593	426,422

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.
Monthly income dividends declared by REMS Value and REMS 50/50 are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.
The tax character of distributions paid during the six months ended June 30, 2017 and the year ended December 31, 2016 was as follows:

	Six months ended	Year ended
REMS Value	June 30, 2017 (unaudited)	December 31, 2016
Distributions paid from:
Ordinary income	$ 3,801,736	$ 6,543,009
Realized gains	—	31,257,841
	$ 3,801,736	$ 37,800,850

	Six months ended	Year ended
REMS 50/50	June 30, 2017 (unaudited)	December 31, 2016
Distributions paid from:
Ordinary income	$ 2,423,785	$ 4,247,195
Realized gains	—	7,882,741
	$ 2,423,785	$ 12,129,936

	Six months ended	Year ended
REMS International	June 30, 2017 (unaudited)	December 31, 2016
Distributions paid from:
Ordinary income	$ —	$ 142,222

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
As of June 30, 2017, the components of distributable earnings on a tax basis were as follows:
			REMS
	REMS Value	REMS 50/50	International
Accumulated net investment income (loss)	$(1,469)	$(3,163)	$692,561
Accumulated net realized gain (loss)	14,893,070	1,281,148	(271,962)
Net unrealized appreciation on investments	19,179,725	4,413,591	2,192,431
	$34,071,326	$5,591,576	$2,613,030

As of June 30, 2017, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:
				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
REMS Value	$235,753,160	$30,046,164	$(11,024,650)	$19,021,514
REMS 50/50	74,908,051	7,076,749	(2,663,158)	4,413,591
REMS International	39,361,866	3,009,513	(819,665)	2,189,848

Note 5 – Capital Stock Transactions

Capital stock transactions were:

	REMS Value
	The six months ended June 30, 2017 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	2,092,679	148,416
Shares reinvested	177,303	17,770
Shares redeemed	(3,652,957)	(479,347)
Net increase (decrease)	(1,382,975)	(313,161)

	Year ended December 31, 2016
	Institutional Shares	Platform Shares
Shares sold	5,090,453	330,071
Shares reinvested	1,976,151	217,922
Shares redeemed	(12,190,232)	(1,202,228)
Net increase (decrease)	(5,123,628)	(654,235)

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
	REMS 50/50
	The six months ended June 30, 2017 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	790,503	3,528
Shares reinvested	153,239	5,046
Shares redeemed	(1,839,791)	(13,612)
Net increase (decrease)	(896,049)	(5,038)

	Year ended December 31, 2016
	Institutional Shares	Platform Shares
Shares sold	848,646	6,718
Shares reinvested	630,746	23,966
Shares redeemed	(2,113,949)	(21,076)
Net increase (decrease)	(634,557)	9,608

REMS International
The six months ended June 30, 2017 (unaudited)
Institutional Shares
Shares sold	2,665,993
Shares reinvested	—
Shares redeemed	(366,695)
Net increase (decrease)	2,299,298

Year ended December 31, 2016
Institutional Shares
Shares sold	1,274,181
Shares reinvested	9,841
Shares redeemed	(47,350)
Net increase (decrease)	1,236,672

Note 6 – Commission Recapture Agreement
REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and REMS Value and REMS 50/50 have entered into agreements with Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to REMS Value and REMS 50/50 by third-party service providers which are properly disclosed in the prospectus of the Funds. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s and REMS 50/50’s administrator. There was no transfer to REMS Value’s or REMS 50/50’s administrator to offset operating expenses during the six months ended June 30, 2017.

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
Note 7 – Risks and Concentrations
The Funds concentrate their assets in the real estate industry. An investment in the Funds involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Funds also engage in borrowing for leverage. The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).
Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.
The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.
To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

REMS GROUP FUNDS
Notes to the Financial Statements
June 30, 2017 (unaudited) — (Continued)
Each Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the six months ended June 30, 2017 REMS Value and REMS International did not borrow for leverage. During the six months ended June 30, 2017, REMS 50/50 borrowed for leverage. REMS 50/50 had an outstanding average daily balance of $198,406, a weighted average interest rate of 2.03% and paid $3,776 in interest. The maximum amount outstanding during the six months ended June 30, 2017 was $3,837,901. At June 30, 2017, the Funds had no outstanding borrowings.
REMS International invests a significant amount (15.81% of its net assets as of June 30, 2017) in UMB’s Money Market Fiduciary. UMB’s Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The performance of the Fund may be directly affected by the performance of UMB’s Money Market Fiduciary.
Note 8 – New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.
Note 9 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information World Funds Trust (The “Trust”)
June 30, 2017 (unaudited)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS GROUP FUNDS
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs , including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares of REMS 50/50 and REMS International) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2017 and held for the six months ended June 30, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

REMS GROUP FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value	Value	Expense	Period Ended*
	1/1/17	6/30/17	Ratio***	6/30/17
REMS Value
Institutional Class Actual	$1,000	$ 999.72	1.27%	$6.30
Institutional Class Hypothetical**	$1,000	$1,018.65	1.27%	$6.36
Platform Class Actual	$1,000	$ 998.96	1.52%	$7.53
Platform Class Hypothetical**	$1,000	$1,017.40	1.52%	$7.60
REMS 50/50
Institutional Class Actual	$1,000	$1,017.50	0.71%	$3.55
Institutional Class Hypothetical**	$1,000	$1,021.45	0.71%	$3.56
Platform Class Actual	$1,000	$1,016.30	0.96%	$4.80
Platform Class Hypothetical**	$1,000	$1,020.20	0.96%	$4.81
REMS International
Institutional Class Actual	$1,000	$1,157.17	0.26%	$1.39
Institutional Class Hypothetical**	$1,000	$1,023.70	0.26%	$1.30

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses.
***
For the six months ended June 30, 2017, fees waived by the Advisor reduced the annualized expense ratio by 0.04%, 0.10% and 1.08% for the REMS Value, REMS 50/50 and REMS International Funds, respectively.

REMS GROUP FUNDS
Important Disclosure Statements
Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2017 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103
Transfer Agent and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Fund Accounting (REMS Value and REMS 50/50):
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.                      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: September 7, 2017

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: September 7, 2017

* Print the name and title of each signing officer under his or her signature.